Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
4	SIGNIFICANT ACCOUNTING POLICIES

The Group has consistently applied the following accounting policies to all years presented in these consolidated financial statements.

4.1	Basis of consolidation

(a)	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

(b)	Non-controlling interests (“NCI”)

Non-controlling interest in a subsidiary is accounted for separately from the parent’s ownership interests in a subsidiary. Profit or loss and each component of other comprehensive income are attributed to the shareholders of the parent and non-controlling interest, even if this result in the non-controlling interest having a deficit balance. A change in the ownership interest of a subsidiary without a loss of control, is accounted for as an equity transaction.

(c)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income or expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

4.2	Changes in accounting policies

The IASB has issued the following amendments to IFRSs that are first effective for the year ended December 31, 2024 of the Group:

●	Amendments to IFRS 16, Lease Liability in a sale and leaseback

●	Amendments to IAS 1: Non-current liabilities with covenants and Classification of Liabilities as current or non-current

●	Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements

None of these developments have had a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period as set out in Note 4.19

4.3	Foreign currency

i)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at the exchange rates at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are recognized in profit or loss and presented within finance costs.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Period-end SGD: US$1 exchange rate	1.3603	1.3186	1.3446
Period-end MYR: US$1 exchange rate*	4.4703	4.5912	4.4129
Period-end AUD: US$1 exchange rate*	1.6094	-	-
Period-end VND: US$1 exchange rate*	25497.6570	-	-
Period-end GBP: US$1 exchange rate*	0.7967	-	-
Period-end AED: US$1 exchange rate*	3.6725	-	-
Period-end KRW: US$1 exchange rate*	1473.7811	-	-

	For year ended December 31, 2024	For year ended December 31, 2023	For year ended December 31, 2022
Period-average SGD: US$1 exchange rate	1.3380	1.3414	1.3792
Period-average MYR: US$1 exchange rate*	4.5563	4.5617	4.4061
Period-average AUD: US$1 exchange rate*	1.5211	-	-
Period-average VND: US$1 exchange rate*	25084.5233	-	-
Period-average GBP: US$1 exchange rate*	0.7819	-	-
Period-average AED: US$1 exchange rate*	3.6730	-	-
Period-average KRW: US$1 exchange rate*	1368.5305	-	-

*	Other currencies are relevant as of December 31, 2024, due to the establishment of subsidiaries in the region, with no subsidiaries in AUD, VND, GBP, AED and KRW prior to January 1, 2024.

ii)	Foreign operations

The assets and liabilities of foreign operations are translated to United States dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated to United States dollars at average exchange rates.

Foreign currency differences are recognized in other comprehensive income (“OCI”) and presented in the foreign currency translation reserve in equity except to the extent that the translation difference is allocated to NCI. When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. When the Group disposes of only part of its interest in a subsidiary that includes a foreign operation while retaining control, the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of its investment in an associate or joint venture that includes a foreign operation while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely to occur in the foreseeable future, foreign exchange gains and losses arising from such a monetary item that are considered to form part of a net investment in a foreign operation are recognized in OCI and are presented in the translation reserve in equity.

4.4	Financial instruments

i)	Recognition and initial measurement

Trade receivables and debt investments issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

ii)	Classification and subsequent measurement

a)	Financial assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (“FVOCI”), which means the gains or losses resulting from assets measured at fair value due to changes in fair value-measured amounts, FVOCI - debt investment; FVOCI – equity investment; or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting year following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held-for-trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial assets – Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed, and information is provided to management. The information considered includes:

●	the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

●	how the performance of the portfolio is evaluated and reported to the Group’s management;

●	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

●	how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

●	the frequency, volume and timing of sales of financial assets in prior years, the reasons for such sales and expectations about future sales activity.

Transfer of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

Financial assets that are held-for-trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Financial assets – Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

●	contingent events that would change the amount or timing of cash flows;

●	terms that may adjust the contractual coupon rate, including variable-rate features;

●	prepayment and extension features; and

●	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Financial assets – Subsequent measurement and gains and losses

Financial assets at FVTPL

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

b)	Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL, which include warrant liabilities, are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Directly attributable transaction costs are recognized in profit or loss as incurred.

Other financial liabilities are initially measured at fair value less directly attributable transaction costs. They are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. These financial liabilities comprised loans and borrowings and trade and other payables.

iii)	Derecognition

a)	Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Where the Group enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets, the transferred assets are not derecognized.

b)	Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

iv)	Share capital

Shares are classified as equity. Incremental costs directly attributable to the issue of shares are recognized as a deduction from equity, net of any tax effects.

v)	Treasury Shares Reserve

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated statements of financial position. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between reserves and retained earnings.

vi)	Compound financial instruments

Compound financial instruments issued by the Group included a convertible loan denominated in Singapore dollars that could be converted to share capital at the option of the holder, where the number of shares to be issued was fixed and did not vary with changes in fair value.

The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is initially recognized at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured. Interest related to the liability component is recognized in profit or loss and presented within finance costs. On conversion, the liability component is reclassified to equity and no gain or loss is recognized.

4.5	Share-based payments to employees and non-employees

Non-employees

The Group recognizes share-based payments to non-employees as an expense in the consolidated statement of profit or loss and other comprehensive income (loss). The expense is recognized over the period during which the goods or services are received from the non-employee. In equity-settled share-based compensation transactions with non-employee, goods are recognized when they are obtained and services are recognized when they are received. If the goods or services do not qualify for recognition as assets, then they are expensed.

For transactions measured by reference to the fair value of the equity instruments granted, the Group measures the fair value of equity instruments granted at the measurement date, based on market prices if available, taking into account the terms and conditions upon which those equity instruments were granted. In rare cases, the Group may be unable to estimate reliably the fair value of the equity instruments granted at the measurement date, instead, the Group may choose to i) measure the equity instruments at their intrinsic value, initially at the date the Group obtains the goods or the counterparty renders service and subsequently at the end of each reporting period and at the date of final settlement, with any change in intrinsic value recognized in the consolidated statements of profit or loss and other comprehensive income (loss) or ii) recognize the goods or services received based on the number of equity instruments that ultimately vest or (where applicable) are ultimately exercised.

Employees

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-marketing performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between the expected and actual outcomes.

No forfeiture rate since all shares earned immediately according to the Share-based compensation agreements, not only the employee but also the individual consultants.

4.6	Expected credit losses for the non-derivative financial assets

i)	Non-derivative financial assets

The Group recognizes allowances for expected credit loss on non-derivative financial assets measured at amortized cost.

Allowances are measured on either of the following bases:

●	12-month ECLs: these are ECLs that result from default events that are possible within the 12 months after the reporting date (or for a shorter period if the expected life of the instrument is less than 12 months); or

●	Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument or contract asset.

Simplified approach

The Group applies the simplified approach to provide for ECLs for all non-derivative financial assets. The simplified approach requires the allowances to be measured at an amount equal to lifetime ECLs.

Measurement of ECLs

ECLs are probability-weighted estimates of credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e., the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the non-derivative financial asset.

Credit-impaired non-derivative financial assets

At each reporting date, the Group assesses whether non-derivative financial assets carried at amortized cost and debt investments at FVOCI are ‘credit-impaired’. A non-derivative financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the non-derivative financial asset have occurred.

Evidence that a non-derivative financial asset is credit-impaired includes the following observable data:

●	significant financial difficulty of the borrower or issuer;

●	a breach of contract such as a default or being more than 90 days past due;

●	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

●	it is probable that the borrower will enter bankruptcy or another financial reorganization; or

●	the disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for ECLs in the statement of financial position

Allowances for non-derivative financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

Write-off

The gross carrying amount of a non-derivative financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, non-derivative financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

ii)	Non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or Cash generated units (CGUs) first.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (if any), and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

4.7	Property and equipment

(i)	Recognition and measurement

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes:

●	any other costs directly attributable to bringing the assets to a working condition for their intended use; and

●	when the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located

When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

The gain or loss on disposal of an item of property and equipment is recognized in profit or loss and presented within other income or other expenses.

ii)	Subsequent costs

The cost of replacing a component of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced component is derecognized. The costs of the day-to-day servicing of property and equipment are recognized in profit or loss as incurred and presented within cost of revenue and general and administrative expenses.

iii)	Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Depreciation is recognized as an expense in profit or loss on a straight-line basis over the estimated useful lives of each component of an item of property and equipment, unless it is included in the carrying amount of another asset.

Depreciation is recognized from the date that the property and equipment is installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.

The estimated useful lives for the current and comparative years are as follows:

Cleaning machinery	3 - 5 years
Computers hardware	1 - 3 years
Furniture and fittings	3 years
Office renovation	3 years
Office equipment	3 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

4.8	Lease

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. When the Group has the right to obtain and direct substantially all of the economic benefits from the use of the identified asset throughout the period of use, the contract conveys the right to control the use of the identified asset.

As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;

●	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets that do not meet the definition of investment property separately and lease liabilities in ‘loan and borrowings’ in the statement of financial position.

Short-term and low-value leases

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

4.9	Employee benefits

i)	Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the years during which related services are rendered by employees.

ii)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or other plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

iii)	Employee leave entitlement

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

4.10	Revenue

The Group recognizes revenue as or when it satisfies its performance obligations. The Group earns revenue predominantly from the following services:

i)	Revenue by segment

a)	Cleaning Service

The Group provides customizable professional cleaning solution services based on requirements set by clients and/or the authorities, including but not limited to commercial cleaning for offices & schools, hospitality cleaning for hotels, shopping malls and retail, pest control services and etc. The Group also offer cleaning robots and machines for better cleaning performance by deploying the robots at designated premises.

The cleaning service promises including providing cleaning personnel, supply of equipment and material, floor treatment service and etc. During the process of providing cleaning services, the customers cannot benefit from the single promise. Therefore, the Group identifies only one performance obligation that is to providing cleaning service to the customer as the promises are not distinct in accordance with IFRS 15.27(a).

The consideration of providing cleaning services is either based on the incentive payment model works by pegging the monthly pay-outs to the performance score of the cleaning services as stipulated in the contract or based on attendance payment model works by the combination of the number of cleaners actually attended and the corresponding workday pay rate. The Group has provided cleaning services since 2018 and has long-term cooperation experience with hotels, shopping malls and etc. Thus, the Company has accumulated sufficient experience on monitoring the progress in providing cleaning services and will adjust the estimated consideration on a timely manner. Therefore, there is no significant constraining estimates of variable consideration.

The Group recognizes revenue on a gross basis as the Group is acting as a principal in these services and is responsible for fulfilling the promises to provide the specified cleaning services.

The Group provides cleaning services, customers simultaneously receive and consume the benefits and it is determined that the performance obligation is satisfied over time. The Company adopts the practice expedient in accordance with IFRS 15. B16, as the Company has the right to consideration from the customer in an amount that corresponds directly with the value of to the customer of the Company’s performance completed to date. Given that the Company’s cleaning service contracts involve billing a fixed amount per month or per hour of service provided, revenue is recognized based on the amount the Company is entitled to invoice.

ii)	Manpower outsourcing service

The Group enters into contracts with corporate customers to provide manpower outsourcing services, arranging casual workers with corresponding abilities and qualifications on demand to fulfil corporate customers’ various operation needs. The Group identifies only one performance obligation in manpower outsourcing services as the contract comprises of a series of distinct services that are substantially the same and have the same pattern of transfer to the corporate customers, which is to provide casual workers in accordance with the demand of corporate customers.

The contract consideration is determined by the hours casual workers have worked times their workday pay rate. Revenue from manpower outsourcing services is recognized over time as the Group has an enforceable right to payment for performance completed to date.

The contract payment is not subject to any variable consideration, refund, cancellation or termination provision. Customers generally make the payment within one or two months after monthly reconciliation of service considerations with the Group.

Principal versus agent considerations

For the manpower outsourcing services provided, the Group considers itself the principal and recognizes revenue on a gross basis as it controls the services through the following key considerations:

●	The Group reserves the right to accept or reject the contracts or orders with the customers without involvement of the casual workers and directs the selected casual workers to provide services to the customers on the Group’s behalf. There is no direct cooperation relationship between the casual workers and the customers. The Group assumes responsibility for receiving and resolving the complaints over the quality of the services. If the casual workers fail to deliver their work and thus affect the Group’s performance obligation to the corporate customers, the Group should bear the loss of the corporate customers for breach of contract on its own, and then independently claim for compensation from casual workers for its loss.

●	The Group has discretion in setting up the price. The involved casual workers are entitled to a fixed services fee agreed upon in advance irrespective of the consideration the Group collects from the customers.

●	The Group bears the credit risk as the Group pays the consideration due to casual workers irrespective of whether the customers have paid the services consideration to the Group.

4.11	Government grants

Grants that compensate the Group for expenses incurred are recognized in profit or loss as other income on a systematic basis in the periods in which the expenses are recognized, unless the conditions for receiving the grant are met after the related expenses have been recognized. In this case, the grant is recognized when it becomes receivable.

4.12	Expenses

The main components of the Group’s expenses by functions are as follows:

i)	Cost of revenue comprises expenses directly or indirectly attributable to the Group’s cleaning service and manpower outsourcing services and primarily consists of carrying amount of daily necessities used directly to perform cleaning and related tasks, cleaning staff cost and associated benefits, payments to casual workers where the Group is responsible for manpower services to corporate customers, and payment processing fees.

ii)	Sales and marketing primarily consist of advertising costs, meal and entertainment fee, recruitment expenses and transportation expenses.

iii)	General and administrative expenses primarily consist of compensation costs for executive management and administrative personnel, occupancy and facility costs, administrative fees, professional service fees, depreciation on certain administration assets, fine and allocation of associated corporate costs such as depreciation of right-of-use assets.

4.13	Finance costs

The Group’s finance costs include:

●	interest expenses

Interest expense is recognized using the effective interest method.

The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

●	the gross carrying amount of the financial asset; or

●	the amortized cost of the financial liability.

In calculating interest expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.

4.14	Related parties

For the purpose of these consolidated financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

4.15	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in OCI.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

●	temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future; and

●	taxable temporary differences arising on the initial recognition of goodwill.

The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

In determining the amount of current and deferred tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Group believes that its accruals for income tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact income tax expense in the period that such a determination is made.

4.16	(Loss) Earnings per share

The Group reports both basic and diluted earnings per share for its shares. Basic earnings per share is computed by dividing the profit or loss attributable to the Company’s shareholders by the weighted-average number of outstanding shares during the year, factoring in any own shares held. Diluted earnings per share is calculated by adjusting both the profit or loss attributable to shareholders and the weighted-average number of outstanding shares, including any own shares held, to account for the impact of all potentially dilutive shares.

4.17	Repurchase of Ordinary Shares

When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the treasury shares reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share capital.

4.18	Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. The operating results are reviewed regularly by the Group’s chief executive officer (the Chief Operating Decision Maker or “CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and for which discrete financial information is available. The Group has two operating segments, which is cleaning services segment and manpower outsourcing services, respectively. Segment results that are reported to the Group’s CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets and head office expenses.

4.19	Standards issued but not yet effective

A number of new standards are effective for annual periods beginning after January 1, 2024 and earlier application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements. Based on an initial assessment, the following new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements.

●	Lack of Exchangeability (Amendments to IAS 21)

●	Sale or contribution of assets between an investor and its associate or joint venture (Amendments to IFRS 10 and IAS 28) - Will be determined at a future date

●	Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)

●	IFRS 18 Presentation and Disclosure in Financial Statements

●	IFRS 19 Subsidiaries without Public Accountability Disclosures